Lease Liability - Schedule of Lease Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liability [Abstract]
Balance, start of year	$ 433	$ 91
Additions	317	430
Modifications		119
Interest on lease liability recognized in net loss	55	36
Termination of leases	(78)	(3)
Lease payments for the year	(250)	(240)
Balance, end of year	477	433
Less current portion	57	216
Long-term lease liability	$ 420	$ 217